Commitments and Contingencies - Additional Information (Detail)	0 Months Ended		12 Months Ended						12 Months Ended
	Dec. 23, 2014 USD ($)	Dec. 23, 2014 EUR (€)	Dec. 31, 2014 USD ($) Sublease	Dec. 31, 2013 USD ($)	Dec. 31, 2014 License Agreement [Member] IBA GmbH [Member] USD ($)	Dec. 31, 2014 License Agreement [Member] TUM [Member] USD ($)	Dec. 31, 2014 Out License Fee [Member] USD ($)	Dec. 31, 2014 Out License Fee [Member] EUR (€)	Dec. 31, 2014 General and Administrative [Member] USD ($)	Dec. 31, 2013 General and Administrative [Member] USD ($)	Dec. 31, 2014 Research and Development [Member] USD ($)	Dec. 31, 2013 Research and Development [Member] USD ($)	Dec. 31, 2014 TUM [Member] USD ($)	Dec. 31, 2013 TUM [Member] USD ($)	Dec. 31, 2014 TUM [Member] Out License Fee [Member] USD ($)	Dec. 31, 2014 TUM [Member] Out License Fee [Member] EUR (€)
Loss Contingencies [Line Items]
Annual license payment					$ 36,303	$ 60,505							$ 66,461	$ 66,390
Agreement expiration date					2024	2027
Notification period			8 months
Rent expense			268,621	289,991					72,600	72,498	217,799	217,493
Number of sub lease agreements			6
Out-License Fee amount							300,000	300,000							3,000,000	2,500,000
Amount of loss contingency liability			327,937	373,059
Counterclaim amount filed	$ 3,060,827	€ 2,529,400